ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 8:      ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2013	2012
	$	$

Liabilities related with the Smart ID acquisition	2,833	-
Accrued marketing expenses	284	-
Legal service providers	201	69
Other accrued expenses	318	321

	3,636	390